[Invesco Aim logo appears here]
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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046
713 626 1919
www.invescoaim.com
January 8, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Investment Funds CIK No. 0000826644
Ladies and Gentlemen:
On behalf of AIM Investment Funds (the “Fund”), attached herewith for filing, pursuant to the provisions of the Securities Act of 1933, as amended, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a joint proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A, Class B, Class C, and Class Y shares of Invesco Global Advantage Fund, Invesco Global Dividend Growth Securities Fund and Invesco Health Sciences Fund; Class A and Y shares of Invesco International Growth Equity Fund; Class A, Class B, Class C, Class R and Class Y shares of Invesco Pacific Growth Fund and Invesco Commodities Alpha Fund; and Class A, Class C, Class R and Class Y shares of Invesco Alternative Opportunities Fund, Invesco FX Alpha Plus Strategy Fund and Invesco FX Alpha Strategy Fund; and

•	Class A, Class B, Class C, and Class Y shares of Van Kampen Emerging Markets Fund, Van Kampen Global Franchise Fund, Van Kampen Global Equity Allocation Fund and Van Kampen International Advantage Fund; ; and Class A, Class B, Class C, Class R and Class Y shares of Van Kampen Global Bond Fund, Van Kampen Global Tactical Asset Allocation Fund and Van Kampen International Growth Fund.
Please send copies of all correspondence with respect to the Registration Statement on Form N-14 to my attention or contact me at 713.214.5770.

Very truly yours,
/s/ Melanie Ringold
Melanie Ringold
Counsel